Schedule of Fair Value of the Purchase Consideration (Details) - Larkspur Larkspur Merger Sub Inc [Member]	1 Months Ended
Jun. 30, 2023 USD ($)
Business Acquisition [Line Items]
Total fair value of the purchase consideration	$ 91,251,871
Common Stock [Member]
Business Acquisition [Line Items]
Total fair value of the purchase consideration	67,197,300
Warrant [Member]
Business Acquisition [Line Items]
Total fair value of the purchase consideration	12,190,015
Share-Based Payment Arrangement, Option [Member]
Business Acquisition [Line Items]
Total fair value of the purchase consideration	$ 11,864,556